UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06548

Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio (NXP)
	December 31, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.5%

	MUNICIPAL BONDS – 98.5%

	Alaska – 0.9%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	3/15 at 100.00	B2	$ 2,165,974
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.4%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,772,825
	2011B-1&2, 5.250%, 3/01/39
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB+	691,425
	Company, Series 2010A, 5.250%, 10/01/40
3,125	Total Arizona			3,464,250
	Arkansas – 0.7%
6,555	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa2	1,645,698
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured
	California – 15.3%
2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	2,151,360
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,195	Anaheim City School District, Orange County, California, General Obligation Bonds, Election	No Opt. Call	AA	2,145,533
	2002 Series 2007, 0.000%, 8/01/31 – AGM Insured
2,340	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA	1,207,112
	Improvement Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	3,422,550
	2013S-4, 5.000%, 4/01/38
2,310	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	2,670,314
	Series 2013A, 5.000%, 7/01/33
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A1	1,856,162
	2013I, 5.000%, 11/01/38
895	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,077,133
	Project, Series 2009, 6.750%, 2/01/38
3,790	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 33.78	Aa1	1,220,607
	2006C, 0.000%, 8/01/36 – AGM Insured
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds,	No Opt. Call	AA	1,139,149
	Series 2009A, 0.000%, 5/01/34 – AGM Insured
2,640	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A1	1,666,183
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
1,395	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	1,324,804
	Bonds, Series 2007A-1, 4.500%, 6/01/27
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds,	8/17 at 56.07	AA	1,183,178
	Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa3	2,217,506
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	781,370
	Series 2007, 0.000%, 8/01/23 – NPFG Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	775,773
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
5,395	Napa Valley Community College District, Napa and Sonoma Counties, California, General	8/17 at 46.57	Aa2	2,294,170
	Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/32 – NPFG Insured
2,180	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA–	1,079,231
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	641,065
	6.750%, 11/01/39
4,390	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	2,261,640
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA–	696,422
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	Aa2	3,715,360
	Facilities Improvement District 2007-1, Series 2009A, 0.000%, 8/01/33
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	1,270,663
	Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured
1,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	946,440
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	639,941
	Series 2007, 0.000%, 10/01/30 – AMBAC Insured
61,090	Total California			38,383,666
	Colorado – 4.1%
1,780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A1	2,012,949
	Series 2013A, 5.250%, 1/01/45
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	1,106,160
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,175,849
	5.000%, 11/15/43
160	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	94,810
	9/01/29 – NPFG Insured
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/32 –	9/20 at 50.83	AA–	796,080
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	AA–	4,013,750
	NPFG Insured
19,375	Total Colorado			10,199,598
	Florida – 1.7%
1,225	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series	No Opt. Call	AA–	1,234,923
	2007A, 5.000%, 3/01/15 – NPFG Insured
2,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.375%, 6/01/46	6/16 at 100.00	BBB+	2,089,020
1,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/15 at 100.00	AA	1,023,360
	2005, 5.000%, 7/01/24 – NPFG Insured
4,225	Total Florida			4,347,303
	Georgia – 0.3%
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	749,093
	Medical Center Project, Series 2010, 8.125%, 12/01/45 (5), (6)
	Illinois – 8.4%
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System
	Revenue Bonds, Series 1999A:
2,465	0.000%, 4/01/20 – NPFG Insured	No Opt. Call	AA–	2,086,573
2,000	0.000%, 4/01/23 – NPFG Insured	No Opt. Call	AA–	1,475,920
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	A+	751,567
	2011A, 5.000%, 12/01/41
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	AA+	1,211,983
	Trust 1137, 9.272%, 7/01/15 (IF)
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	305,971
	6.000%, 7/01/43
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	1,172,170
	2009, 6.875%, 8/15/38
2,100	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	2,311,071
	Centers, Series 2008A, 5.500%, 8/15/30
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A–	2,474,722
1,000	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General	No Opt. Call	Aa2	741,930
	Obligation Bonds, Series 2008, 0.000%, 2/01/24 – AGM Insured
1,990	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	1,923,017
	Project, Series 1993A, 0.010%, 6/15/17 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AAA	940,152
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	426,724
6,070	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	2,980,127
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,850,050
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	359,594
	6.000%, 10/01/42
28,700	Total Illinois			21,011,571
	Indiana – 1.0%
270	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	301,180
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
345	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	355,926
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	1,054,280
	Indiana, Series 2007, 5.500%, 3/01/37
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	752,955
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
2,365	Total Indiana			2,464,341
	Iowa – 2.4%
1,665	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,769,895
	Project, Series 2013, 5.000%, 12/01/19
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	841,440
	5.375%, 6/01/38
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	3,673,920
	5.600%, 6/01/34
6,665	Total Iowa			6,285,255
	Kansas – 0.2%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A1	509,670
	4.875%, 7/01/36
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,759,375
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Massachusetts – 1.0%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	537,990
	Series 2008E-1 &2, 5.000%, 7/01/28
1,820	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	1,939,228
2,320	Total Massachusetts			2,477,218
	Michigan – 3.9%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	384,344
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,676,565
	7/01/31 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	AA–	2,573,725
	7/01/33 – FGIC Insured
2,075	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 4.500%,	7/16 at 100.00	AA–	2,095,688
	7/01/25 – NPFG Insured
2,905	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	AA–	2,998,715
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
9,335	Total Michigan			9,729,037
	Minnesota – 6.0%
8,450	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Series 2014, 1.000%, 12/01/15	No Opt. Call	AAA	8,519,544
4,565	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 4.000%, 3/01/15	No Opt. Call	AA	4,594,855
1,825	Minnesota State, General Obligation Bonds, Refunding Series 2005, 5.000%, 10/01/15	No Opt. Call	AA+	1,891,667
14,840	Total Minnesota			15,006,066
	Missouri – 2.4%
360	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	405,511
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
1,165	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA	946,073
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	2,816,250
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	2,215,780
	CoxHealth, Series 2013A, 5.000%, 11/15/38
8,525	Total Missouri			6,383,614
	Nevada – 2.4%
750	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823,	No Opt. Call	A+	1,271,070
	20.365%, 1/01/18 (IF)
1,250	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,407,125
	International Airport, Series 2010A, 5.250%, 7/01/42
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,730,310
	8.000%, 6/15/30
1,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,631,824
	6/01/18 – FGIC Insured
5,100	Total Nevada			6,040,329
	New Jersey – 7.8%
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,038,258
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	3/15 at 100.00	AA–	2,596,078
	2004A, 5.250%, 7/01/33 – NPFG Insured
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA	13,958,350
	0.000%, 12/15/34 – AGM Insured
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	1,897,950
	Series 2007-1A, 5.000%, 6/01/41
40,990	Total New Jersey			19,490,636
	New Mexico – 3.2%
3,000	Albuquerque, New Mexico, General Obligation Bonds, General Purpose Series 2012A,	No Opt. Call	AAA	3,058,380
	4.000%, 7/01/15
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,017,830
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico	3/15 at 100.00	AA	4,006,520
	Hospital Project, Series 2004, 4.625%, 7/01/25 – AGM Insured
8,000	Total New Mexico			8,082,730
	New York – 3.7%
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	559,195
	2011A, 5.250%, 2/15/47
1,810	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,929,026
	2/15/47 – FGIC Insured
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	2,716,625
	Series 2007B, 4.750%, 11/01/27
3,000	New York City, New York, General Obligation Bonds, Fiscal 2013 Series J, 5.000%, 8/01/15	No Opt. Call	AA	3,084,840
780	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	907,351
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
8,590	Total New York			9,197,037
	North Carolina – 0.5%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,	1/19 at 100.00	A–	1,206,330
	6.750%, 1/01/24
	Ohio – 2.1%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,670	6.000%, 6/01/42	6/17 at 100.00	B	1,374,610
1,000	6.500%, 6/01/47	6/17 at 100.00	B	889,280
1,975	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	1,698,401
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,221,622
	2013A-1, 5.000%, 2/15/48
5,750	Total Ohio			5,183,913
	Oklahoma – 1.1%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	1,034,160
	5.375%, 9/01/36
1,650	Tulsa, Oklahoma, General Obligation Bonds, Series 2013, 4.000%, 3/01/15	No Opt. Call	Aa1	1,660,841
2,650	Total Oklahoma			2,695,001
	Pennsylvania – 0.6%
1,490	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,566,482
	Bonds, Series 2010B, 0.000%, 12/01/30
	Puerto Rico – 1.3%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
17,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	3,175,025
1,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	159,570
18,500	Total Puerto Rico			3,334,595
	Rhode Island – 0.5%
1,125	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	AA–	1,129,523
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 1.1%
2,710	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	A3	2,710,000
	1991A, 6.500%, 1/01/15 – NPFG Insured
	Texas – 10.3%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	291,202
	6.000%, 1/01/41
1,485	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	1,493,405
	Series 2005A, 4.750%, 2/15/23 (Pre-refunded 2/15/15)
5,565	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	6,177,985
	2013A, 5.500%, 4/01/53
3,415	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	1,641,249
	0.000%, 11/15/30 – NPFG Insured
4,165	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	AA–	1,372,159
	0.000%, 11/15/35 – NPFG Insured
4,015	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	11/30 at 61.17	AA	1,238,467
	Series 2001A, 0.000%, 11/15/38 – NPFG Insured
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/16 at 35.23	AAA	591,992
	Bonds, Series 2007, 0.000%, 8/15/37
2,260	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	2,439,715
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A2	2,521,000
	Series 2008I, 6.500%, 1/01/43
1,440	Spring Branch Independent School District, Harris County, Texas, General Obligation Bonds,	6/41 at 100.00	AAA	1,457,525
	Schoolhouse Series 2013, 0.000%, 6/15/41 (Mandatory put 6/15/15)
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,590,800
	2012, 5.000%, 12/15/26
830	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	938,406
	Project, Series 2011, 6.000%, 11/01/41
32,205	Total Texas			25,753,905
	Virginia – 5.2%
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,036,080
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
2,000	Fairfax County Economic Development Authority, Virginia, Transportation District Improvement	No Opt. Call	AA	2,024,060
	Revenue Bonds, Silver Line Phase 1 Project, Series 2011, 5.000%, 4/01/15
815	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	10/15 at 101.00	BBB+	829,230
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/28 at 100.00	BBB+	2,138,840
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
1,935	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,095,624
400	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	6/16 at 100.00	Baa1	410,416
	MediCorp Health System, Series 2006, 5.250%, 6/15/37
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,100,710
650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	747,136
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,104,597
1,390	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,452,786
	Series 2007A, 5.250%, 9/01/37
12,200	Total Virginia			12,939,479
	Washington – 4.2%
3,500	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds,	5/15 at 100.00	AAA	3,556,595
	Series 2005A, 5.000%, 11/01/23 (Pre-refunded 5/01/15) – AMBAC Insured
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,089,465
	Center, Series 2011A, 5.625%, 1/01/35
2,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	2,801,525
	1/01/33 (Pre-refunded 1/01/18)
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,455,035
	12/01/27 – NPFG Insured
1,560	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding	No Opt. Call	A1	1,560,000
	Series 2005 5.000% 1/01/2015
10,665	Total Washington			10,462,620
	West Virginia – 0.9%
500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/16 at 100.00	A	511,160
	Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	1,730,025
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
2,000	Total West Virginia			2,241,185
	Wisconsin – 2.8%
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,810,553
	Series 2012, 5.000%, 6/01/39
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,566,720
	Healthcare System, Series 2006A, 5.250%, 8/15/31
2,500	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+ (4)	2,559,875
	5.000%, 7/01/35 (Pre-refunded 7/01/15) – AMBAC Insured
990	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	3/15 at 100.00	AA	993,901
6,635	Total Wisconsin			6,931,049
$ 334,405	Total Municipal Bonds (cost $ 221,839,116)			246,546,543

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%
$ 207	Las Vegas Monorail Company, Senior Interest Bonds (5), (7)	5.500%	7/15/19	N/R	$ 37,268
56	Las Vegas Monorail Company, Senior Interest Bonds (5), (7)	3.000%	7/15/55	N/R	7,466
$ 263	Total Corporate Bonds (cost $20,976)				44,734
	Total Long-Term Investments (cost $221,860,092)				246,591,277
	Other Assets Less Liabilities – 1.5% (9)				3,794,428
	Net Assets – 100%				$ 250,385,705

Investments in Derivatives as of December 31, 2014
Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Termination Date	Unrealized Appreciation (Depreciation) (9)
Barclays	$20,100,000	Receive	USD-BMA	2.728%	Quarterly	5/28/15	5/28/24	$(1,480,296)
JPMorgan	2,500,000	Receive	USD-BMA	3.230	Quarterly	6/01/15	6/01/35	(364,743)
	$22,600,000							$(1,845,039)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$245,797,450	$749,093	$246,546,543
Corporate Bonds	—	—	44,734	44,734
Investments in Derivatives:
Interest Rate Swaps*	—	(1,845,039)	—	(1,845,039)
Total	$ —	$243,952,411	$793,827	$244,746,238
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments (excluding investments in derivatives) was $220,564,583.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$28,115,434
Depreciation	(2,088,740)
Net unrealized appreciation (depreciation) of investments	$26,026,694

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for in derivatives.
(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
USD-BMA	United States Dollar-Bond Market Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 27, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 27, 2015